Fees Summary	Sep. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 745,000
Previously Paid Amount	0.00
Total Fee Amount	102.88
Total Offset Amount	0.00
Net Fee	102.88
Narrative - Max Aggregate Offering Price	$ 745,000
Final Prospectus	true